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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

                    American General Life Insurance Company
                             Separate Account VL-R
                             2727-A Allen Parkway
                             Houston, Texas 77019
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      AIM Variable Insurance Funds, Inc. International Equity Fund; AIM Variable Insurance Funds, Inc. Value Fund; American General Series Portfolio Company International Equities Fund; American General Series Portfolio Company MidCap Index Fund; American General Series Portfolio Company Money Market Fund; American General Series Portfolio Company Stock Index Fund; Dreyfus Variable Investment Fund Quality Bond Portfolio; Dreyfus Variable Investment Fund Small Cap Portfolio; MFS Variable Insurance Trust Emerging Growth Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Equity Growth Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. High Yield Portfolio; Putnam Variable Trust Diversified Income Fund; Putnam Variable Trust Growth and Income Fund; Putnam Variable Trust International Growth and Income Fund; SAFECO Resource Series Trust Equity Portfolio; SAFECO Resource Series Trust Growth Portfolio; Van Kampen Life Investment Trust Strategic Stock Portfolio; BT Insurance Funds Trust Equity 500 Index Fund; BT Insurance Funds Trust EAFE Equity Index Fund; Royce Capital Fund Total Return Fund.

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3.    Investment Company Act File Number:  811-8561
      Securities Act File Number:    333-42567; 333-53909
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4(a). Last day of fiscal year for which this Form is filed:  12/31/99
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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant
             to section 24(f):                                      $ 47,005,244
                                                                    ------------
      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:        $7,825,673
                                                        ----------
      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:                                $        0
                                                        ----------

      (iv)   Total available redemption credits [add
             items 5(ii) and 5(iii)]:                               -$ 7,825,673
                                                                    ------------
      (v)    Net sales -- if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                            $ 39,179,571
                                                                    ------------

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      (vi)   Redemption credits available for use in   $(     N/A)
             in future years - if Item 5(I) is less    -----------
             that Item 5(iv) [subtract Item 5(vii)
             from Item 5(i)]

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      (vii)  Multiplier for determining registration
             fee (See Instructions C.9):                            X   0.000264
                                                                    ------------

      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no fee is due):          =$ 10,343.41
                                                                    ------------

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .
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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    +$         0
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                    =$ 10,343.41
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:  February 24, 2000
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        Method of Delivery:
                           [XT40ISV2 NOTES DA
TA User.idr.ail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ ROBERT F. HERBERT, JR.
                                          ---------------------------------
                                              Robert F. Herbert, Jr.
                                              Senior Vice President,
                                              Treasurer & Controller

Date  2/25/2000
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 * Please print the name and title of the signing officer below the signature.